UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [   ]    Amendment Number:  _________
      This Amendment (Check only one.):    [  ] is a restatement.
                                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Ascend Partners Fund II BPO, Ltd.
Address:   50 California Street, Suite 2940, San Francisco, CA 94111

Form 13F File Number: 028-12400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Benjamin D. Slavet
Title:     Treasurer
Phone:     415-217-8304

Signature, Place, and Date of Signing:

/s/ Benjamin D. Slavet  San Francisco, California      August 13, 2010
-----------------------  --------------------------  ---------------
        [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[   ] 13F  HOLDINGS  REPORT.   (Check  here  if  all  holdings of this reporting
      manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-10128                  Ascend Capital, LLC